UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 15, 2011

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total: $6,932,048,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   269887  3127308 SH       Sole                  2692463            434845
AON Corp                       COM              037389103   394726  8579132 SH       Sole                  7417848           1161284
Alleghany Corp                 COM              017175100    40295   131523 SH       Sole                    99439             32084
Altera Corporation             COM              021441100   262996  7391691 SH       Sole                  6383361           1008330
American Public Education      COM              02913V103     1923    51641 SH       Sole                    48511              3130
Apache Corp                    COM              037411105   175042  1468102 SH       Sole                  1243324            224778
Ascent Media Corporation Cl A  COM              043632108     4765   122945 SH       Sole                   113280              9665
Bank of NY Mellon              COM              064058100      362    12000 SH       Sole                    12000
Berkley W R Corp               COM              084423102   205396  7501675 SH       Sole                  6434483           1067192
Berkshire Hathaway Class B     COM              084670702      441     5500 SH       Sole                     5500
Borg Warner Inc                COM              099724106     2316    32000 SH       Sole                    32000
CVS Corp                       COM              126650100    35392  1017879 SH       Sole                   942779             75100
Chubb Corp                     COM              171232101      358     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101    12155   137300 SH       Sole                   137300
Coca Cola Co                   COM              191216100   395654  6015728 SH       Sole                  5208548            807180
Comcast Corp Cl A              COM              20030N101     3839   174716 SH       Sole                   157518             17198
Comcast Corp Special Cl A      COM              20030N200   414203 19904021 SH       Sole                 17108256           2795765
ConocoPhillips                 COM              20825c104      381     5600 SH       Sole                     5600
Discovery Communications Cl A  COM              25470f104     4112    98611 SH       Sole                    89441              9170
Discovery Communications Cl C  COM              25470f302    96640  2633960 SH       Sole                  2358259            275701
Ecolab Inc                     COM              278865100   293966  5830337 SH       Sole                  5017465            812872
Education Management Corp      COM              28140M103    19478  1076150 SH       Sole                   965550            110600
Exxon Mobil                    COM              30231G102      366     5000 SH       Sole                     5000
Fidelity National Information  COM              31620m106    94121  3436340 SH       Sole                  2955616            480724
General Electric Company       COM              369604103      340    18600 SH       Sole                    18600
IShares Russell 1000 Value     COM              464287598     1486    22900 SH       Sole                    22900
Kraft Foods Inc                COM              50075n104   211990  6727705 SH       Sole                  5780005            947700
L-3 Communications Holdings In COM              502424104    87509  1241435 SH       Sole                  1085075            156360
Liberty Global Inc A           COM              530555101    45233  1278494 SH       Sole                  1136247            142247
Liberty Global Inc Ser C       COM              530555309   355834 10499664 SH       Sole                  8952587           1547077
Liberty Media Corp Interactive COM              53071M104    19784  1254534 SH       Sole                  1126899            127635
Liberty Media-Starz Series A   COM              53071m708    39403   592706 SH       Sole                   511106             81600
Loews Corp                     COM              540424108   170766  4388755 SH       Sole                  3770305            618450
McDonald's Corp                COM              580135101    80238  1045309 SH       Sole                   902429            142880
Microsoft Corp                 COM              594918104   331720 11885343 SH       Sole                 10242765           1642578
Molex Inc - Cl A               COM              608554200     2188   115939 SH       Sole                   113239              2700
National Instruments Corp      COM              636518102    75513  2006193 SH       Sole                  1827755            178438
Nestle S A Rep RG SH ADR       COM              641069406   163676  2786524 SH       Sole                  2358987            427537
Newfield Exploration Co        COM              651290108   305867  4241670 SH       Sole                  3636707            604963
News Corp Ltd Class A          COM              65248E104   240369 16508867 SH       Sole                 14160948           2347919
Noble Energy Inc               COM              655044105   206827  2402731 SH       Sole                  2024952            377779
Pepsico                        COM              713448108      472     7220 SH       Sole                     7220
Praxair Inc                    COM              74005P104   349119  3656843 SH       Sole                  3141700            515143
Progressive Corp               COM              743315103   138932  6992056 SH       Sole                  6062256            929800
Republic Services              COM              760759100      213     7150 SH       Sole                     7150
Sanofi-Aventis ADR             COM              80105n105      226     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      914    10941 SH       Sole                    10941
Teva Pharmaceutical ADR        COM              881624209   140092  2687362 SH       Sole                  2254377            432985
Thermo Fisher Scientific Inc   COM              883556102   194986  3522137 SH       Sole                  3038722            483415
Travelers Companies, Inc.      COM              89417E109      329     5900 SH       Sole                     5900
UnitedHealth Group Inc         COM              91324P102   222811  6170344 SH       Sole                  5312865            857479
Verisk Analytics Inc Cl A      COM              92345Y106     1694    49696 SH       Sole                    45596              4100
Visa Inc                       COM              92826c839      296     4200 SH       Sole                     4200
Vodafone Group PLC ADR         COM              92857w209   184408  6974597 SH       Sole                  5942892           1031705
Wal-Mart Stores Inc            COM              931142103   340944  6321974 SH       Sole                  5450824            871150
Waste Management Inc           COM              94106L109   218836  5935346 SH       Sole                  5096415            838931
Willis Group Holdings PLC      COM              g96666105    69800  2015606 SH       Sole                  1688608            326998
Yahoo! Inc                     COM              984332106      422    25400 SH       Sole                    25400